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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:______

 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
           ------------------------------------------------
 Address:  15 East 62nd Street
           ------------------------------------------------
           New York, New York 10065
           ------------------------------------------------

 Form 13F File Number:  28-14318
                        -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:       Michael M. Rothenberg
             ----------------------------------------------
 Title:      Managing Director
             ----------------------------------------------
 Phone:      (212) 981-2646
             ----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg       New York, New York        August 14, 2012
 -----------------------------     ------------------      -------------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE


Report Summary:

 Number of Other Included Managers:               0
                                          --------------------

 Form 13F Information Table Entry Total:          42
                                          --------------------

 Form 13F Information Table Value Total:          191,702
                                          --------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                              FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2            Column 3   Column 4        Column 5          Column 6             Column 7
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS      CUSIP      VALUE       SHRS OR   SH/  PUT/  INVESTMENT       Voting Authority
                                                              (x $1000)   PRN AMT   PRN  CALL  DISCRETION      SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
1 800 FLOWERS                    CL A              68243Q106      1,098    314,669  SH            SOLE         314,669
ACCELRYS INC                     COM               00430U103        812    100,393  SH            SOLE         100,393
ACTIONS SEMICONDUCTOR            ADR               00507E107      1,246    732,957  SH            SOLE         732,957
ALLEGHANY CORP                   COM               017175100      8,264     24,323  SH            SOLE          24,323
AMERICAN INTL GROUP              COM NEW           026874784        963     30,000  SH            SOLE          30,000
BARCLAYS BANK PLC                IPATH INVS&P STF  06740L592      3,759    102,700  SH            SOLE         102,700
CAPITOL FED FINL INC             COM               14057J101     24,818  2,089,032  SH            SOLE       2,089,032
CARRIAGE SVCS INC                COM               143905107        982    118,029  SH            SOLE         118,029
CHATHAM LODGING TR               COM               16208T102     19,185  1,343,475  SH            SOLE       1,343,475
CIT GROUP INC                    COM NEW           125581801      8,086    226,887  SH            SOLE         226,887
CIT GROUP INC                    COM NEW           125581801      2,138     60,000  SH   CALL     SOLE          60,000
COMVERSE TECHNOLOGY              COM PAR $0.10     205862402        561     96,315  SH            SOLE          96,315
DELEK US HLDGS INC               COM               246647101        294     16,739  SH            SOLE          16,739
DENNYS CORP                      COM               24869P104        370     83,227  SH            SOLE          83,227
DIANA CONTAINERSHIPS INC         COM               Y2069P101      3,269    440,604  SH            SOLE         440,604
FIRST CONN BANCORP INC           COM               319850103      1,463    108,337  SH            SOLE         108,337
FLOTEK INDS INC                  COM               343389102      2,848    304,874  SH            SOLE         304,874
FORBES ENERGY SVCS LTD           COM               345143101        278     59,200  SH            SOLE          59,200
GOODRICH CORP                    COM               382388106        786      6,190  SH            SOLE           6,190
GOOGLE INC                       CL A              38259P508      4,583      7,900  SH            SOLE           7,900
GREAT LAKE DREDGE & DOCK CO      COM               390607109     17,341  2,435,532  SH            SOLE       2,435,532
KOHLS CORP                       COM               500255104        955     21,000  SH            SOLE          21,000
KSW INC                          COM               48268R106        382     97,726  SH            SOLE          97,726
LENNAR CORP                      CL B              526057302     28,832  1,199,826  SH            SOLE       1,199,826
LIBERTY ALL STAR EQUTY FUND      SH BEN INT        530158104        820    181,907  SH            SOLE         181,907
MAC-GRAY CORP                    COM               554153106     18,513  1,313,939  SH            SOLE       1,313,939
MACQUARIE INFRA CO LLC           MEMBERSHIP INT    55608B105      8,875    266,609  SH            SOLE         266,609
MEDALLION FINL CORP              COM               583928106        340     32,032  SH            SOLE          32,032
NASDAQ OMX GROUP INC             COM               631103108      3,337    147,200  SH            SOLE         147,200
NEWPORT BANCORP INC              COM               651754103        656     48,050  SH            SOLE          48,050
NYSE EURONEXT                    COM               629491101      4,174    163,162  SH            SOLE         163,162
OCZ TECHNOLOGY GROUP INC         COM               67086E303        106     20,000  SH   CALL     SOLE          20,000
PRUDENTIAL FINL INC              COM               744320102      1,100     22,721  SH            SOLE          22,721
ROCKVILLE FINL INC               COM               774188106      1,237    106,934  SH            SOLE         106,934
SCIENTIFIC GAMES CORP            CL A              80874P109      2,370    277,164  SH            SOLE         277,164
SONDE RES CORP                   COM               835426107        205    116,420  SH            SOLE         116,420
SUNCOKE ENERGY INC               COM               86722A103      3,824    261,027  SH            SOLE         261,027
SUSSER HLDGS CORP                COM               869233106      1,739     46,776  SH            SOLE          46,776
SYCAMORE NETWORKS INC            COM NEW           871206405      5,359    369,065  SH            SOLE         369,065
UNITED ONLINE INC                COM               911268100      1,920    454,876  SH            SOLE         454,876
VERINT SYS INC                   COM               92343X100      2,803     95,001  SH            SOLE          95,001
XERIUM TECHNOLOGIES INC          COM NEW           98416J118      1,012    348,982  SH            SOLE         348,982